Schedule of Investments (unaudited) July 31, 2020	BlackRock China A Opportunities Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 98.6%

Aerospace & Defense — 1.1%
Avicopter plc, Class A	6,895	$50,800
China Avionics Systems Co. Ltd., Class A(a)	63,600	159,229

		210,029

Airlines — 0.6%
China Express Airlines Co. Ltd., Class A(a)	80,100	123,904

Auto Components — 1.0%
Anhui Zhongding Sealing Parts Co. Ltd., Class A	50,800	68,165
Bethel Automotive Safety Systems Co. Ltd., Class A	25,400	138,071

		206,236

Automobiles — 2.9%
BYD Co. Ltd., Class A	29,200	355,686
Great Wall Motor Co. Ltd., Class A	74,400	142,241
SAIC Motor Corp. Ltd., Class A	29,600	76,971

		574,898

Banks — 8.8%
Bank of Beijing Co. Ltd., Class A	12,400	8,566
Bank of Communications Co. Ltd., Class A	17,100	11,642
Bank of Guiyang Co. Ltd., Class A	50,000	54,625
Bank of Jiangsu Co. Ltd., Class A	51,600	44,642
Bank of Shanghai Co. Ltd., Class A	99,700	118,136
China CITIC Bank Corp. Ltd., Class A	202,100	149,184
China Everbright Bank Co. Ltd., Class A	360,700	195,077
China Merchants Bank Co. Ltd., Class A	68,800	342,366
China Minsheng Banking Corp. Ltd., Class A	363,992	288,460
Industrial Bank Co. Ltd., Class A	226,900	508,225

		1,720,923

Beverages — 8.2%
Anhui Yingjia Distillery Co. Ltd., Class A	7,100	22,165
Kweichow Moutai Co. Ltd., Class A	2,579	619,333
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	19,796	510,440
Wuliangye Yibin Co. Ltd., Class A	14,600	454,406

		1,606,344

Biotechnology — 0.9%
Beijing SL Pharmaceutical Co. Ltd., Class A	26,100	52,211
Hualan Biological Engineering, Inc., Class A	13,919	129,383

		181,594

Building Products — 0.1%
ZBOM Home Collection Co. Ltd., Class A	4,500	18,811

Capital Markets — 6.5%
China Merchants Securities Co. Ltd., Class A	117,000	360,448
East Money Information Co. Ltd., Class A	13,920	53,073
First Capital Securities Co. Ltd., Class A	98,797	153,165
Guotai Junan Securities Co. Ltd., Class A	96,600	255,373
Huatai Securities Co. Ltd., Class A	151,300	449,878

		1,271,937

Chemicals — 1.4%
Beijing Sanju Environmental Protection and New Material Co. Ltd., Class A	8,900	7,677
Rianlon Corp., Class A	7,200	33,648
Valiant Co. Ltd., Class A	15,700	39,818
Weihai Guangwei Composites Co. Ltd., Class A	10,600	117,655
Zhejiang Jinke Culture Industry Co. Ltd., Class A(a)	178,400	80,494

		279,292

Security	Shares	Value

Commercial Services & Supplies — 0.7%
Focused Photonics Hangzhou, Inc., Class A(a)	15,300	$35,733
Shanghai M&G Stationery, Inc., Class A	10,400	97,253

		132,986

Communications Equipment — 1.8%
Addsino Co. Ltd., Class A(a)	42,900	108,978
Hytera Communications Corp. Ltd., Class A(a)	80,200	107,105
Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	11,100	70,298
Yealink Network Technology Corp. Ltd., Class A	7,950	71,957
ZTE Corp., Class A(a)	799	4,490

		362,828

Construction & Engineering — 2.1%
China Railway Construction Corp. Ltd., Class A	14,900	18,741
China Railway Group Ltd., Class A	460,400	366,951
Shenzhen Techand Ecology & Environment Co. Ltd., Class A(a)	52,600	20,934

		406,626

Construction Materials — 1.5%
Gansu Qilianshan Cement Group Co. Ltd., Class A	91,200	278,570
Guangdong Tapai Group Co. Ltd., Class A	9,000	20,168

		298,738

Electrical Equipment — 3.2%
Contemporary Amperex Technology Co. Ltd., Class A	1,905	57,248
Jiawei Renewable Energy Co. Ltd., Class A(a)	39,100	19,736
Ming Yang Smart Energy Group Ltd., Class A	56,900	130,086
Shanghai Electric Group Co. Ltd., Class A(a)	95,700	75,340
Shenzhen Megmeet Electrical Co. Ltd., Class A	7,500	31,733
Sieyuan Electric Co. Ltd., Class A	52,500	212,537
Zhejiang Wanma Co. Ltd., Class A	83,700	94,611

		621,291

Electronic Equipment, Instruments & Components — 6.2%
AVIC Jonhon Optronic Technology Co. Ltd., Class A	21,600	134,669
BOE Technology Group Co. Ltd., Class A	398,500	266,339
GoerTek, Inc., Class A	55,730	342,112
Lens Technology Co. Ltd., Class A	13,300	62,394
Luxshare Precision Industry Co. Ltd., Class A	31,745	267,519
Telling Telecommunication Holding Co. Ltd., Class A(a)	44,800	55,699
Zhuzhou Hongda Electronics Corp. Ltd., Class A	16,500	86,422

		1,215,154

Energy Equipment & Services — 0.7%
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	32,800	147,252

Entertainment — 1.2%
Beijing Enlight Media Co. Ltd., Class A	5,000	9,527
G-bits Network Technology Xiamen Co. Ltd., Class A	800	70,955
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	21,535	140,566
Zhejiang Huace Film & TV Co. Ltd., Class A	15,100	15,614

		236,662

Food & Staples Retailing — 0.4%
Chengdu Hongqi Chain Co. Ltd., Class A	56,000	80,389

Food Products — 5.0%
Chacha Food Co. Ltd., Class A	21,186	175,594
Foshan Haitian Flavouring & Food Co. Ltd., Class A	22,680	486,363

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Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock China A Opportunities Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
Fujian Sunner Development Co. Ltd., Class A	13,300	$54,654
Henan Shuanghui Investment & Development Co. Ltd., Class A(a)	9,698	75,831
Muyuan Foodstuff Co. Ltd., Class A	10,030	131,217
Sanquan Food Co. Ltd., Class A	14,000	55,530

		979,189

Health Care Equipment & Supplies — 1.1%
Jafron Biomedical Co. Ltd., Class A	7,790	81,826
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	2,600	129,169

		210,995

Health Care Providers & Services — 2.3%
China National Accord Medicines Corp. Ltd., Class A	33,020	235,226
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	26,900	78,907
Topchoice Medical Corp., Class A(a)	5,200	131,306

		445,439

Hotels, Restaurants & Leisure — 0.5%
Guangzhou Restaurant Group Co. Ltd., Class A	7,400	41,947
Shenzhen Overseas Chinese Town Co. Ltd., Class A	48,300	49,556

		91,503

Household Durables — 2.7%
Gree Electric Appliances, Inc. of Zhuhai, Class A	5,215	42,436
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	14,400	102,495
Oppein Home Group, Inc., Class A	14,417	184,735
Suofeiya Home Collection Co. Ltd., Class A	60,570	198,972

		528,638

Independent Power and Renewable Electricity Producers — 0.1%
Huaneng Power International, Inc., Class A	42,100	28,253

Insurance — 5.0%
China Pacific Insurance Group Co. Ltd., Class A	3,000	12,663
New China Life Insurance Co. Ltd., Class A	55,772	421,614
Ping An Insurance Group Co. of China Ltd., Class A	51,400	557,525

		991,802

Life Sciences Tools & Services — 2.4%
Hangzhou Tigermed Consulting Co. Ltd., Class A	1,600	24,649
Joinn Laboratories China Co. Ltd., Class A(a)	16,100	224,889
WuXi AppTec Co. Ltd., Class A	13,482	218,033

		467,571

Machinery — 7.0%
Han’s Laser Technology Industry Group Co. Ltd., Class A	21,475	122,844
Sany Heavy Industry Co. Ltd., Class A	33,100	99,969
Shenzhen Inovance Technology Co. Ltd., Class A	56,886	409,267
Weichai Power Co. Ltd., Class A	93,898	217,515
Zhengzhou Yutong Bus Co. Ltd., Class A	57,000	111,157
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	357,681	422,896

		1,383,648

Security	Shares	Value

Media — 0.3%
Guangdong South New Media Co. Ltd., Class A(a)	2,700	$45,672
Oriental Pearl Group Co. Ltd., Class A	11,000	15,953

		61,625

Metals & Mining — 1.1%
Baoshan Iron & Steel Co. Ltd., Class A	119,700	84,291
Jiangsu Dingsheng New Energy Materials Co. Ltd., Class A	35,800	84,180
Nanjing Iron & Steel Co. Ltd., Class A	53,700	25,284
Shandong Humon Smelting Co. Ltd., Class A(a)	5,000	13,995
Shengda Resources Co. Ltd., Class A(a)	6,154	16,502

		224,252

Paper & Forest Products — 0.0%
Shandong Chenming Paper Holdings Ltd., Class A	5,600	4,361

Pharmaceuticals — 5.2%
Changchun High & New Technology Industry Group, Inc., Class A	5,600	398,379
China Resources Double Crane Pharmaceutical Co. Ltd., Class A	12,900	26,824
Jiangsu Hengrui Medicine Co. Ltd., Class A	38,928	526,039
Jiangzhong Pharmaceutical Co. Ltd., Class A	33,840	64,541
Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	4,000	8,587

		1,024,370

Professional Services — 0.3%
Centre Testing International Group Co. Ltd., Class A	18,397	61,563

Real Estate Management & Development — 5.7%
China Union Holdings Ltd., Class A	77,280	50,562
China Vanke Co. Ltd., Class A	53,099	203,761
Oceanwide Holdings Co. Ltd., Class A	504,800	304,062
Poly Developments and Holdings Group Co. Ltd., Class A	171,500	382,183
Shenzhen World Union Group, Inc., Class A	23,100	13,235
Shenzhen Zhenye Group Co. Ltd., Class A	133,500	158,178

		1,111,981

Semiconductors & Semiconductor Equipment — 3.6%
Changsha Jingjia Microelectronics Co. Ltd., Class A	15,400	166,871
Gigadevice Semiconductor Beijing, Inc., Class A	1,960	65,318
LONGi Green Energy Technology Co. Ltd., Class A	42,500	346,583
SG Micro Corp., Class A	1,200	62,700
Shenzhen Goodix Technology Co. Ltd., Class A	2,300	68,616

		710,088

Software — 6.3%
Beijing Join-Cheer Software Co. Ltd., Class A(a)	11,100	11,474
Beijing SuperMap Software Co. Ltd., Class A	4,800	17,067
Glodon Co. Ltd., Class A	39,600	433,617
Hundsun Technologies, Inc., Class A	30,306	474,748
Iflytek Co. Ltd., Class A	9,100	47,680
NSFOCUS Technologies Group Co. Ltd., Class A	25,933	81,777
Sangfor Technologies, Inc., Class A	2,900	88,791
Venustech Group, Inc., Class A	16,400	92,531

		1,247,685

Specialty Retail — 0.5%
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	62,100	91,093

2

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock China A Opportunities Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Technology Hardware, Storage & Peripherals — 0.2%
Inspur Electronic Information Industry Co. Ltd., Class A	6,300	$34,491

Trading Companies & Distributors — 0.0%
Xiamen C & D, Inc., Class A	5,097	6,834

Total Common Stocks — 98.6% (Cost: $13,856,304)		19,401,275

Total Long-Term Investments — 98.6% (Cost: $13,856,304)		19,401,275

Security	Shares	Value

Short-Term Securities — 0.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.08%(b)*	10,681	$10,681

Total Short-Term Securities — 0.1% (Cost: $10,681)		10,681

Total Investments — 98.7% (Cost: $13,866,985)		19,411,956

Other Assets Less Liabilities — 1.3%		253,159

Net Assets — 100.0%		$19,665,115

(a)	Non-income producing security.
(b)	Annualized 7-day yield as of period end.
*

Investments in issuers considered to be an affiliate/affiliates of the Fund during the period ended July 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/19	Shares Purchased	Shares Sold	Shares Held at 07/31/20	Value at 07/31/20	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class(b)	—	10,681	—	10,681	$10,681	$930	$—	$—

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

3

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock China A Opportunities Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments	$—	$19,401,275	$—	$19,401,275
Short-Term Securities	10,681	—	—	10,681

	$10,681	$19,401,275	$—	$19,411,956

The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

4